Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2019
Deposits From Banks [abstract]
Schedule of Deposits from Banks by Type
Deposits from banks by type
	Netherlands		International		Total
	2019	2018	2019	2018	2019	2018
Non-interest bearing	107	22	73	412	180	434
Interest bearing	17,544	17,211	17,101	19,686	34,646	36,896
	17,651	17,233	17,175	20,097	34,826	37,330